Cover - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Document Type	20-F
Document Annual Report	true
Entity File Number	333-234096
Entity Registrant Name	Sibanye Stillwater Limited
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Title of 12(b) Security	Ordinary shares of no par value each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,830,370,251
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001786909
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Environmental rehabilitation obligation on acquisition of subsidiaries	R (3,576)	R (97)	R 0
Derecognition On Disposal, Environmental Rehabilitation Obligation	R 818	R 0	R 0
American Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares
Trading Symbol	SBSW
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
City Area Code	011-27
Local Phone Number	11-278-9700
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Contact Personnel Name	Charl Keyter